Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 318,166,659.00
Previously Paid Amount	0.00
Total Fee Amount	48,711.32
Total Offset Amount	0.00
Net Fee	$ 48,711.32